32. OTHER INCOME (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OtherIncomeByFunctionLineItems [Line Items]
Other income		$ 8,549,635	$ 7,631,410	$ 8,661,903
Sale of property, plant and equipment
OtherIncomeByFunctionLineItems [Line Items]
Other income		164,832	2,376,128	5,816,356
Severance payments
OtherIncomeByFunctionLineItems [Line Items]
Other income		516,018	1,942,466	2,206,908
Sale of wood, cartons and other products
OtherIncomeByFunctionLineItems [Line Items]
Other income		207,088	263,240	228,236
Office rental
OtherIncomeByFunctionLineItems [Line Items]
Other income		89,291	119,278	89,964
Fair value of shares
OtherIncomeByFunctionLineItems [Line Items]
Other income		107,418	0	45,506
Income tax refund
OtherIncomeByFunctionLineItems [Line Items]
Other income		159,785	87,556	0
Charge regularization
OtherIncomeByFunctionLineItems [Line Items]
Other income		408,665	227,424	92,009
Gain obtained for business combination
OtherIncomeByFunctionLineItems [Line Items]
Other income	[1]	6,218,022	2,485,008	0
Other Income
OtherIncomeByFunctionLineItems [Line Items]
Other income		$ 678,516	$ 130,310	$ 182,924

[1]	See note 12 Goodwill.